Organization and Business Operations (Details)		3 Months Ended	9 Months Ended
	Feb. 11, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) item $ / shares shares	Sep. 30, 2021 USD ($) item $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Sale of Units in Initial Public Offering (in shares) | shares		3,600,000
Proceeds from issuance of Private Placement Warrants			$ 7,520,000
Underwriting fees			5,520,000
Other offering costs			530,090
Deferred Offering Costs Non-Current			9,660,000
Transaction costs			15,710,090
Cash held outside the Trust Account		$ 72,550	277,719
Transaction cost reclassified to non-operating expense			$ 780,268
Condition for future business combination number of businesses minimum | item		1	1
Payments for investment of cash in Trust Account			$ 276,000,000
Condition for future business combination use of proceeds percentage			80
Condition for future business combination threshold Percentage Ownership		50	50
Condition for future business combination threshold Net Tangible Assets		$ 5,000,001	$ 5,000,001
Redemption limit percentage without prior consent		15	100
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)		100.00%
Redemption period upon closure		24 months	24 months
Maximum Allowed Dissolution Expenses		$ 100,000
Working capital		$ (182,450)	$ 367,733
Consideration received			$ 25,000
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares			5,013,333
Price of warrant | $ / shares		$ 1.50	$ 1.50
Proceeds from issuance of Private Placement Warrants			$ 7,520,000
IPO
Subsidiary, Sale of Stock [Line Items]
Sale of Units in Initial Public Offering (in shares) | shares	27,600,000	24,000,000	27,600,000
Purchase price, per unit | $ / shares	$ 10.00	$ 10.00	$ 10.00
Proceeds from issuance initial public offering	$ 276,000,000
Cash held outside the Trust Account			$ 277,719
Payments for investment of cash in Trust Account	$ 276,000,000
Redemption of shares calculated based on business days prior to consummation of business combination (in days)			12 months
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares		4,533,333
Price of warrant | $ / shares		$ 1.50
Proceeds from issuance of Private Placement Warrants		$ 6,800,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Sale of Units in Initial Public Offering (in shares) | shares		27,600,000
Over-allotment option | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares		5,013,333
Proceeds from issuance of Private Placement Warrants		$ 7,520,000